Related-party transactions - Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Banco Santander, S.A. (Spain) | Trading derivative liabilities
Related-party transactions
Financial liabilities at fair value through profit or loss	$ 83,133	$ 64,582
Banco Santander, S.A. (Spain) | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	16,896	15,535
Banco Santander, S.A. (Spain) | Subordinated liabilities
Related-party transactions
Financial liabilities at amortised cost	32,960	43,693
Banco Santander, S.A. (Spain) | Marketable debt securities
Related-party transactions
Financial liabilities at amortised cost		1,011
Banco Santander, S.A. (Spain) | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	1,642	1,924
Casa de Bolsa Santander, S.A. de C.V. | Customer deposits - Repurchase agreements
Related-party transactions
Financial liabilities at fair value through profit or loss	3,214	2,773
Banco S3 Mexico, SA, Institucion de Banca Multiple | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	6	7
Banco Santander (Brasil), S. A
Related-party transactions
Other liabilities	69	77
Banco Santander (Brasil), S. A | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost		82
SMPS Merchant Platform Solutions Mexico S.A de C.V | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	887
Operadora de Carteras Gamma, S.A.P.I. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	174	148
Mercadotecnia, Ideas y Tecnologa, S.A de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	92
Santander Global Facilities, S.A. de C.V.
Related-party transactions
Other liabilities	368	18
Santander Global Facilities, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	1,819	1,780
Santander Global Facilities, S.A. de C.V. | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost		335
Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	193	110
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Other liabilities	1,130	972
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	112	517
Santander Capital Structuring S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	223	238
Decarome, S.A.P.I. de C.V | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	57	70
Gesban Mexico Servicios Administrativos Globales, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	47	56
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Other liabilities	80	35
Other related parties
Related-party transactions
Other liabilities	114	50
Other related parties | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	2,630	5,383
Other related parties | Customer deposits - Repurchase agreements
Related-party transactions
Financial liabilities at fair value through profit or loss	4
Other related parties | Marketable debt securities
Related-party transactions
Financial liabilities at amortised cost	25	27
Other related parties | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	6	13
Bank's directors and senior managers | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	$ 2,267	$ 5,093